K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

January 24, 2024
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Adams Diversified Equity Fund, Inc.
Preliminary Proxy Statement on Schedule 14A; File No. 811-00248

Ladies and Gentlemen:
On behalf of our client, Adams Diversified Equity Fund, Inc. (the “Fund”), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, is a preliminary proxy statement .  The preliminary proxy statement asks stockholders to consider and vote upon proposals to (i) elect directors and (ii) ratify the appointment of the Fund’s independent auditors for the fiscal year ending December 31, 2024.

Pursuant to Rule 14a-6(a), we are filing this preliminary proxy statement because the Fund has received notice from a stockholder of the Fund of its intent to nominate director nominees that are different from those included in the Fund’s preliminary proxy statement, and the Fund has commented on such potential solicitation in opposition. But for such potential solicitation in opposition, the Fund would not have filed the preliminary proxy statement.

If you have any questions or comments regarding the foregoing, please contact me at (202) 778-9286.  Thank you for your attention to this matter.

Sincerely, /s/ Jennifer R. Gonzalez Jennifer R. Gonzalez